Revenue - Schedule of Revenue Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,378,562	$ 2,444,105	$ 1,346,347
Sales of vehicles
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,319,947	2,386,454	1,299,196
Sales of software and performance engineered kits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,994	21,308	25,881
Sales of carbon credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,452	10,984	6,299
Vehicle leasing revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,421	16,719	6,217
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 20,748	$ 8,640	$ 8,754